FINANCIAL INSTRUMENTS - Concentrations of Risk (Details)	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)	Jul. 06, 2016	Dec. 31, 2015 USD ($)	Jul. 31, 2013 USD ($)
Concentration of risks:
Investments, ownership percentage	100.00%
Investments in affiliates	$ 703,225,000	$ 648,780,000		$ 541,565,000
Golar Partners
Concentration of risks:
Investments, ownership percentage	31.80%	33.90%
Aggregate ownership interest	$ 467,100,000
Ownership percentage	31.80%	33.90%
Investments in affiliates	$ 467,097,000	$ 507,182,000
Golar Partners | Vessels and equipment
Concentration of risks:
Vessels operated by affiliate | vessel	10
Vessels operated by affiliates, medium to long-term charters | vessel	7
Golar Power
Concentration of risks:
Ownership percentage	50.00%	50.00%	50.00%
Investments in affiliates	$ 228,696,000	$ 126,534,000
Line of Credit | $1.125 billion newbuild facility | Secured Debt
Concentration of risks:
Maximum borrowing capacity	$ 1,125,000,000.000				$ 1,125,000,000.000